Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
4.	Accounts Receivable, Net

Accounts receivable, net of allowance for expected credit losses consist of the following:

	As of December 31,
	2025	2024
Accounts receivable	35,049,387	44,147,035
Less: allowance for expected credit losses	(17,357,471)	(13,621,115)
Accounts receivable, net	17,691,916	30,525,920

	As of December 31,
	2025	2024
Beginning balance	13,621,115	4,958,889
Provision	3,736,356	8,662,226
Ending balance	17,357,471	13,621,115